Selected Statement of Operations Data (Details) - Schedule of financial income (expense) - net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial income (expense) - net [Abstract]
Interest on bank deposits and short-term investments	$ 172	$ 219	$ 208
Non-dollar currency gains, net	147	89
Income from marketable securities	83	165	77
Realized gain from sale of available-for-sale securities		24	28
Interest on available-for-sale securities			27
Other Nonoperating Income	402	497	340
Non-dollar currency losses, net			(107)
Bank commissions and charges	(23)	(14)	(11)
Other Nonoperating Expense	(23)	(14)	(118)
Financial income (expense) - net	$ 379	$ 483	$ 222